Capital Stock and Changes in Capital Accounts, detail (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Non vested restricted common stock, beginning balance	2,491,834	1,358,373	1,451,625
Granted	1,100,000	1,864,000	607,946
Vested	(827,522)	(730,539)	(701,198)
Non vested restricted common stock, ending balance	2,764,312	2,491,834	1,358,373
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value, beginning balance	$ 9.30	$ 10.25	$ 11.90
Weighted Average Grant Date Fair Value, Granted	6.91	9.38	9.06
Weighted Average Grant Date Fair Value, Vested	9.57	11.25	12.64
Weighted Average Grant Date Fair Value, enging balance	$ 8.27	$ 9.30	$ 10.25